Document and Entity Information	Jun. 23, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2023
Entity File Number	001-41390
Entity Registrant Name	BELLEVUE LIFE SCIENCES ACQUISITION CORP.
Entity Central Index Key	0001840425
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-5052822
Entity Address, Address Line One	10900 NE 4th Street
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	635-7700
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	BLACW
Security Exchange Name	NASDAQ
Units, each consisting of one share of common stock, one redeemable warrant and one right [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock, one redeemable warrant and one right
Trading Symbol	BLACU
Security Exchange Name	NASDAQ
Right to receive one-tenth (1/10) of one share of common stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Right to receive one-tenth (1/10) of one share of common stock
Trading Symbol	BLACR
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	BLAC
Security Exchange Name	NASDAQ